UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361º Absolute Alpha Fund

Semi-Annual Report
April 30, 2011

www.361funds.com

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361° Absolute Alpha Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

361° Absolute Alpha Fund
EXPENSE EXAMPLE
For the Four Months Ended April 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/31/10 (commencement of operations) to 4/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/31/10	4/30/11	12/31/10 – 4/30/11
Class A	Actual Performance	$1,000.00	$1,012.00	$10.10
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.53	$10.08
Class I	Actual Performance	$1,000.00	$989.00	$9.17
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.36	$9.25
* Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.25% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the four month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 65.3%
	CONSUMER DISCRETIONARY - 10.8%
2,000	American Greetings Corp.+	$49,200
2,250	ANN, Inc.*+	70,222
3,700	Arcos Dorados Holdings, Inc.*	81,511
384	AutoZone, Inc.*+	108,434
1,450	Ballantyne Strong, Inc.*+	9,788
800	Big Lots, Inc.*+	32,888
1,075	Buckle, Inc.	48,902
450	Cabela's, Inc.*+	11,493
4,850	Callaway Golf Co.+	34,338
8,750	Cie Financiere Richemont S.A. ADR	56,175
2,150	Cinemark Holdings, Inc.+	43,710
1,800	Collective Brands, Inc.*+	37,800
1,350	Columbia Sportswear Co.	91,786
2,600	Foot Locker, Inc.+	55,952
3,021	Ford Motor Co.*+	46,735
3,800	Gannett Co., Inc.+	57,228
2,100	HSN, Inc.*+	69,678
1,250	International Speedway Corp.+	38,250
1,175	Jack in the Box, Inc.*+	24,264
1,350	JC Penney Co., Inc.+	51,907
3,000	Jos. A. Bank Clothiers, Inc.*+	157,260
4,350	Kid Brands, Inc.*+	31,799
1,600	Koss Corp.+	10,528
1,250	Lacrosse Footwear, Inc.+	20,775
2,900	Lakeland Industries, Inc.*+	25,230
10,000	Leapfrog Enterprises, Inc.*+	42,700
23,350	Li & Fung Ltd. ADR+	120,252
1,350	LVMH Moet Hennessy Louis Vuitton S.A. ADR	48,587
1,400	Marcus Corp.+	15,526
725	Mohawk Industries, Inc.*+	43,529
1,700	Monarch Casino & Resort, Inc.*+	19,482
1,400	Naspers Ltd. ADR+	84,070
950	Polaris Industries, Inc.	100,158
735	Ross Stores, Inc.+	54,162
1,250	Scripps Networks Interactive, Inc.+	64,275
4,150	Service Corp. International+	48,845
1,400	Steiner Leisure Ltd.*+	67,956
2,200	Sturm Ruger & Co., Inc.+	52,316
1,340	Time Warner, Inc.+	50,732
2,675	Tractor Supply Co.+	165,502
250	Value Line, Inc.+	3,498
1,496	Wyndham Worldwide Corp.+	51,777
		2,299,220

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES - 4.8%
694	Bunge Ltd.	$52,355
800	Cal-Maine Foods, Inc.+	23,112
3,750	Central European Distribution Corp.*+	44,325
525	Church & Dwight Co., Inc.+	43,302
1,450	Cia de Bebidas das Americas ADR+	47,241
1,743	Coca-Cola Enterprises, Inc.+	49,519
500	Coca-Cola Femsa S.A.B. de C.V. ADR+	39,885
651	Costco Wholesale Corp.+	52,679
850	Cott Corp.*+	7,582
1,500	Darling International, Inc.*	24,255
1,250	Flowers Foods, Inc.+	38,200
1,700	Inter Parfums, Inc.+	32,351
1,750	J&J Snack Foods Corp.+	88,935
3,900	L'Oreal S.A. ADR+	99,177
1,600	Nestle S.A. ADR	99,520
1,050	Ruddick Corp.+	43,596
400	Sanderson Farms, Inc.+	19,040
4,050	Smithfield Foods, Inc.*	95,418
200	Tootsie Roll Industries, Inc.+	5,928
3,150	Wal-Mart de Mexico S.A.B. de C.V. ADR	98,627
700	Weis Markets, Inc.+	28,889
		1,033,936
	ENERGY - 5.3%
2,150	Basic Energy Services, Inc.*+	66,091
1,075	Bill Barrett Corp.*+	44,860
200	CARBO Ceramics, Inc.+	32,188
650	Core Laboratories N.V.+	62,387
400	Dawson Geophysical Co.*+	17,840
1,050	Dresser-Rand Group, Inc.*+	55,167
450	Dril-Quip, Inc.*+	34,452
650	Ensco PLC ADR+	38,753
1,050	Gulf Island Fabrication, Inc.+	37,107
500	Gulfmark Offshore, Inc.*+	21,285
1,130	Halliburton Co.+	57,042
599	Hess Corp.+	51,490
3,900	Key Energy Services, Inc.*+	70,980
300	Lufkin Industries, Inc.+	27,699
631	National Oilwell Varco, Inc.+	48,391
1,350	Newfield Exploration Co.*	95,580
500	Oil States International, Inc.*+	41,505
1,400	Petrohawk Energy Corp.*+	37,814
1,100	Plains Exploration & Production Co.*+	41,844
900	SM Energy Co.+	68,274
750	Tidewater, Inc.+	44,633
1,600	Unit Corp.*+	100,832
1,500	Weatherford International Ltd.*+	32,370
		1,128,584

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	FINANCIALS - 9.1%
1,350	ACE Ltd.+	$90,787
1,450	Affiliated Managers Group, Inc.*+	158,166
2,100	Alterra Capital Holdings Ltd.+	46,158
1,050	American Campus Communities, Inc. REIT+	36,907
3,950	American Equity Investment Life Holding Co.+	50,797
746	Ameriprise Financial, Inc.+	46,297
2,700	Anchor Bancorp*+	27,432
1,200	Argo Group International Holdings Ltd.+	37,692
1,025	Arthur J. Gallagher & Co.+	30,525
4,600	Atlantic Coast Financial Corp.*+	44,896
300	Bar Harbor Bankshares+	8,766
248	BlackRock, Inc.+	48,593
928	Capital One Financial Corp.	50,789
4,400	Cardinal Financial Corp.+	49,456
1,050	Community Trust Bancorp, Inc.+	29,715
700	Cullen/Frost Bankers, Inc.+	41,468
1,175	Delphi Financial Group, Inc.+	37,541
450	Duff & Phelps Corp.+	6,926
300	Erie Indemnity Co.+	21,729
550	First of Long Island Corp.+	14,878
1,700	HCC Insurance Holdings, Inc.+	55,318
525	Home Properties, Inc. REIT+	33,285
650	Howard Hughes Corp.*+	42,100
900	Iberiabank Corp.+	54,009
1,400	Infinity Property & Casualty Corp.+	82,740
500	Jones Lang LaSalle, Inc.+	51,190
350	KBW, Inc.+	7,952
450	Knight Capital Group, Inc.*+	6,174
1,500	Lazard Ltd.+	61,500
925	Mack-Cali Realty Corp. REIT+	32,671
1,550	MB Financial, Inc.+	32,070
5,600	Meadowbrook Insurance Group, Inc.+	57,344
3,925	MFA Financial, Inc. REIT+	31,322
1,474	Moody's Corp.+	57,692
650	Orrstown Financial Services, Inc.+	17,706
779	PNC Financial Services Group, Inc.+	48,563
600	ProAssurance Corp.*+	39,840
3,850	Ramco-Gershenson Properties Trust REIT+	49,626
575	RLI Corp.+	34,063
1,650	Selective Insurance Group, Inc.+	29,106
900	StanCorp Financial Group, Inc.+	38,790
3,325	Texas Capital Bancshares, Inc.*+	85,785
2,100	Tower Group, Inc.+	48,027
1,050	United Bankshares, Inc.+	27,468
300	United Fire & Casualty Co.+	5,940
1,000	Validus Holdings Ltd.+	32,540
		1,942,339

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	HEALTH CARE - 5.7%
79	Atrion Corp.+	$13,679
100	Bio-Rad Laboratories, Inc.*+	12,512
1,147	Cardinal Health, Inc.+	50,112
1,300	Centene Corp.*	47,099
1,621	Coventry Health Care, Inc.*+	52,310
1,376	Forest Laboratories, Inc.*+	45,628
2,125	Genomic Health, Inc.*+	58,013
400	ICU Medical, Inc.*+	18,044
1,000	Magellan Health Services, Inc.*+	52,020
1,400	Merit Medical Systems, Inc.*+	32,648
550	Mettler-Toledo International, Inc.*+	103,070
1,100	Novartis A.G. ADR+	65,087
850	Novo Nordisk A/S ADR+	108,281
1,050	Par Pharmaceutical Cos., Inc.*+	36,162
2,450	PSS World Medical, Inc.*+	70,462
750	Shire PLC ADR+	69,907
1,650	Span-America Medical Systems, Inc.+	25,014
550	Teleflex, Inc.+	34,656
1,150	Teva Pharmaceutical Industries Ltd. ADR+	52,590
1,100	Thermo Fisher Scientific, Inc.*+	65,989
2,000	Utah Medical Products, Inc.+	55,640
2,650	VCA Antech, Inc.*+	65,190
1,550	West Pharmaceutical Services, Inc.+	73,222
		1,207,335
	INDUSTRIALS - 14.4%
3,250	ABB Ltd. ADR+	89,342
1,650	AGCO Corp.*	95,007
1,700	Apogee Enterprises, Inc.+	24,276
550	Astec Industries, Inc.*+	21,329
350	Badger Meter, Inc.+	13,269
2,325	Barnes Group, Inc.+	57,520
1,200	Canadian National Railway Co.+	92,916
1,325	Carlisle Cos., Inc.+	65,640
2,750	Chicago Bridge & Iron Co. N.V.	111,485
1,125	CLARCOR, Inc.+	50,839
450	Columbus McKinnon Corp.*+	9,000
1,550	Corrections Corporation of America*+	38,579
1,250	CPI Aerostructures, Inc.*+	17,388
737	CSX Corp.+	57,995
550	Cubic Corp.+	29,744
564	Deere & Co.+	54,990
1,900	Ducommun, Inc.+	43,225
946	Eaton Corp.+	50,639
500	Espey Manufacturing & Electronics Corp.+	13,600
1,150	FANUC Corp. ADR+	32,096
1,150	Flowserve Corp.+	145,613
850	Gardner Denver, Inc.+	73,448

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	INDUSTRIALS - 14.4% (continued)
2,300	Gorman-Rupp Co.+	$93,035
900	Graham Corp.+	20,592
2,500	Granite Construction, Inc.	67,950
850	Hardinge, Inc.+	11,008
875	Hubbell, Inc.+	61,241
3,350	IDEX Corp.+	157,182
2,775	Insteel Industries, Inc.+	41,431
2,175	John Bean Technologies Corp.+	43,957
547	Joy Global, Inc.+	55,220
700	Key Technology, Inc.*+	13,027
300	Kirby Corp.*+	17,034
3,400	Kratos Defense & Security Solutions, Inc.*+	46,478
1,200	L.B. Foster Co.+	51,072
150	Lincoln Electric Holdings, Inc.+	11,787
550	L.S. Starrett Co.+	7,541
1,250	LSI Industries, Inc.+	10,363
600	Marten Transport Ltd.+	13,416
2,000	MasTec, Inc.*+	45,360
2,250	MFRI, Inc.*+	23,288
750	Mine Safety Appliances Co.+	29,760
1,000	MSC Industrial Direct Co.+	71,590
750	National Presto Industries, Inc.+	83,272
1,400	Nordson Corp.	79,758
2,100	Orbital Sciences Corp.*+	39,543
2,000	Pentair, Inc.	80,320
650	Powell Industries, Inc.*+	25,688
1,650	Republic Services, Inc.+	52,173
5,050	SGS S.A. ADR	99,889
1,250	SIFCO Industries, Inc.+	20,600
800	Sun Hydraulics Corp.+	37,192
1,050	Tennant Co.+	43,071
1,850	Timken Co.	104,321
1,900	Titan International, Inc.+	58,691
3,000	Trinity Industries, Inc.	108,600
2,100	URS Corp.*	93,975
1,975	Werner Enterprises, Inc.+	51,686
		3,059,051
	INFORMATION TECHNOLOGY - 7.9%
909	Accenture PLC+	51,931
7,550	Actuate Corp.*+	44,016
4,200	Acxiom Corp.*+	61,152
1,314	Analog Devices, Inc.+	52,967
750	Anixter International, Inc.+	56,355
142	Apple, Inc.*+	49,449
750	Baidu, Inc. ADR*+	111,390
3,550	Broadridge Financial Solutions, Inc.	82,502
400	Cabot Microelectronics Corp.*+	19,540

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY - 7.9% (continued)
925	CACI International, Inc.*+	$56,527
1,200	CSG Systems International, Inc.*	25,488
3,250	Daktronics, Inc.+	34,873
8,325	Entegris, Inc.*+	71,845
700	Fiserv, Inc.*+	42,917
1,100	Infosys Technologies Ltd. ADR+	71,698
950	Littelfuse, Inc.+	59,099
4,800	LTX-Credence Corp.*+	41,616
1,150	Mantech International Corp.*+	50,473
2,000	Microsemi Corp.*+	47,200
750	MKS Instruments, Inc.+	21,285
975	MTS Systems Corp.+	43,163
1,550	National Instruments Corp.+	47,027
850	NICE Systems Ltd. ADR*+	32,411
1,440	Oracle Corp.+	51,912
2,200	Parametric Technology Corp.*+	53,394
1,475	Park Electrochemical Corp.+	47,156
851	QUALCOMM, Inc.+	48,371
5,900	RF Micro Devices, Inc.*+	39,294
650	Syntel, Inc.+	35,542
6,550	Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	88,425
943	Teradata Corp.*+	52,733
2,600	ValueClick, Inc.*+	43,550
2,050	Western Union Co.+	43,562
		1,678,863
	MATERIALS - 5.4%
1,800	Aptargroup, Inc.+	94,410
1,125	Arch Chemicals, Inc.+	43,504
850	Ashland, Inc.*+	52,768
700	Balchem Corp.+	27,783
4,050	Buckeye Technologies, Inc.+	114,048
900	Carpenter Technology Corp.	46,134
1,163	Celanese Corp.*+	58,057
700	Eagle Materials, Inc.+	20,363
516	Eastman Chemical Co.+	55,341
600	Hawkins, Inc.+	28,224
1,450	Intrepid Potash, Inc.*+	49,677
1,300	KMG Chemicals, Inc.+	26,767
2,750	MeadWestvaco Corp.	92,647
550	Novozymes A/S ADR	95,480
1,700	Potash Corp. of Saskatchewan, Inc.+	95,846
700	Rock-Tenn Co.+	48,349
1,250	Sensient Technologies Corp.+	47,363
1,000	Synalloy Corp.+	15,000
600	Walter Energy, Inc.+	82,932
1,725	Worthington Industries, Inc.	37,208
550	Zep, Inc.+	10,450
		1,142,351

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	TELECOMMUNICATION SERVICES - 0.4%
3,427	MetroPCS Communications, Inc.*+	$57,676
2,300	Neutral Tandem, Inc.*+	35,167
		92,843
	UTILITIES - 1.5%
1,150	Cleco Corp.+	40,365
2,652	Duke Energy Corp.+	49,460
1,075	IDACORP, Inc.+	42,151
1,900	OGE Energy Corp.	101,023
550	South Jersey Industries, Inc.+	31,597
2,100	Westar Energy, Inc.+	57,141
		321,737

	TOTAL COMMON STOCKS	13,906,259
	(Cost: $13,221,569)

	EXCHANGE TRADED PORTFOLIOS - 24.7%
5,900	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return*+	56,463
13,300	Guggenheim China All-Cap ETF+	390,222
6,400	Guggenheim China Small Cap ETF+	192,832
5,086	iShares iBoxx $ High Yield Corporate Bond Fund+	472,235
800	iShares MSCI Australia Index Fund	22,616
8,100	iShares MSCI Hong Kong Index Fund+	156,816
9,025	iShares MSCI Japan Index Fund+	95,033
3,057	iShares MSCI Philippines Investable Market Index Fund+	77,493
7,500	iShares MSCI Singapore Index Fund+	108,375
7,000	iShares MSCI South Korea Index Fund+	482,790
7,800	iShares MSCI Taiwan Index Fund+	124,800
4,400	iShares Russell 1000 Growth Index Fund+	274,780
1,697	iShares Russell 1000 Value Index Fund+	119,554
2,929	Market Vectors Indonesia Index ETF+	93,025
7,989	PIMCO Enhanced Short Maturity Strategy Fund+	808,247
9,500	Rydex S&P 500 Pure Growth ETF+	457,425
14,000	Rydex S&P 500 Pure Value ETF+	451,920
5,820	Rydex S&P Smallcap 600 Pure Growth ETF+	315,721
7,170	Rydex S&P Smallcap 600 Pure Value ETF+	293,611
709	Vanguard MSCI Emerging Markets ETF+	35,861
2,702	Vanguard Small-Cap ETF+	219,700

	TOTAL EXCHANGE TRADED PORTFOLIOS	5,249,519
	(Cost: $5,029,850)

	OTHER POOLED INVESTMENT VEHICLES - 1.2%
2,107	MW GaveKal Asian Opportunities UCITS Fund*^	260,546

	TOTAL OTHER POOLED INVESTMENT VEHICLES	260,546
	(Cost: $250,028)

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 10.7%
2,268,084	Fidelity Institutional Money Market Fund, 0.18%‡	$2,268,084

	TOTAL SHORT-TERM INVESTMENTS	2,268,084
	(Cost: $2,268,084)

	TOTAL INVESTMENTS - 101.9%
	(Cost: $20,769,531)	$21,684,408
	Liabilities in Excess of Other Assets - (1.9)%	(414,473)
	TOTAL NET ASSETS - 100.0%	$21,269,935

	SECURITIES SOLD SHORT - 76.4%
	EXCHANGE TRADED PORTFOLIOS - 76.4%
(50,400)	iShares MSCI EAFE Index Fund	(3,198,384)
(45,900)	iShares Russell 2000 Value Index Fund	(3,513,645)
(14,600)	iShares Russell 2000 Index Fund	(1,261,002)
(7,949)	iShares S&P SmallCap 600 Index Fund	(599,752)
(23,050)	SPDR S&P 500 ETF Trust	(3,147,247)
(24,600)	SPDR S&P MidCap 400 ETF Trust	(4,541,406)

	TOTAL EXCHANGE TRADED PORTFOLIOS	$(16,261,436)
	(Cost: $15,639,295)

*	Non-income producing security
+	All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities were $16,569,565 or 77.9% of total net assets.
‡	The rate is the annualized seven-day yield at period end.
^	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.2% of net assets.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
UCITS - Undertakings for Collective Investment in Transferable Securities

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of April 30, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	14.4%
Consumer Discretionary	10.8%
Financials	9.1%
Information Technology	7.9%
Health Care	5.7%
Materials	5.4%
Energy	5.3%
Consumer Staples	4.8%
Utilities	1.5%
Telecommunication Services	0.4%
Total Common Stocks	65.3%
Exchange Traded Portfolios	24.7%
Other Pooled Investment Vehicles	1.2%
Short-Term Investments	10.7%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $20,769,531)	$21,684,408
Cash	1,018,895
Deposits with broker for securities sold short and futures	15,146,447
Receivables:
Investment securities sold	970,215
Dividends and interest	10,250
Prepaid expenses	48,784
Total assets	38,878,999

Liabilities:
Securities sold short, at value (proceeds $15,639,294)	16,261,436
Payables:
Investment securities purchased	1,300,386
Due to Advisor	16,098
Distribution Plan - Class A (Note 7)	129
Administration fees	4,189
Fund accounting fees	7,309
Custody fees	5,918
Transfer agent fees	3,749
Chief Compliance Officer fees	2,209
Trustees fees	721
Accrued other expenses	6,920
Total liabilities	17,609,064

Net Assets	$21,269,935

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,433,667
Accumulated net investment loss	(120,991)
Accumulated net realized loss on investments, futures, options and securities sold short	(335,476)
Net unrealized appreciation (depreciation) on:
Investments	914,877
Securities sold short	(622,142)
Net Assets	$21,269,935

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$462,071
Shares of beneficial interest issued and outstanding	45,670
Redemption price	10.12
Maximum sales charge (5.75%* of offering price)	0.62
Maximum offering price to public	$10.74

Class I Shares:
Net assets applicable to shares outstanding	$20,807,864
Shares of beneficial interest issued and outstanding	2,103,389
Redemption price	$9.89

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2010* to April 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $316)	$40,503
Interest	2,189
Total investment income	42,692

Expenses:
Advisory fees	94,207
Distribution fees - Class A (Note 7)	129
Administration fees	13,151
Offering costs	10,685
Fund accounting fees	14,902
Audit fees	5,940
Transfer agent fees	15,230
Registration fees	11,507
Miscellaneous	2,154
Custody fees	5,918
Legal fees	3,288
Chief compliance officer fees	2,959
Shareholder reporting fees	1,386
Trustees' fees and expenses	1,973
Insurance fees	1,644

Total expenses	185,073
Advisory fees waived	(52,465)
Dividend expense on securities sold short	31,075
Net expenses	163,683
Net investment loss	(120,991)

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options,
Securities Sold Short and Written Options:
Net realized gain (loss) on:
Investments	(4,977)
Futures	(168,110)
Purchased options	(81,681)
Securities sold short	(102,506)
Written options	21,798
Net realized loss	(335,476)
Net unrealized appreciation (depreciation) on:
Investments	914,877
Securities sold short	(622,142)
Net unrealized appreciation	292,735
Net realized and unrealized loss on investments, futures,
purchased options, securities sold short and written options	(42,741)

Net Decrease in Net Assets from Operations	$(163,732)

*Commencement of Operations

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	December 31, 2010*
	to April 30, 2011
	(Unaudited)
Increase in Net Assets from:
Operations:
Net investment loss	$(120,991)
Net realized loss on investments, futures, purchased options,
securities sold short and written options	(335,476)
Net unrealized appreciation on investments and securities sold short	292,735
Net decrease in net assets resulting from operations	(163,732)

Capital Transactions:
Net proceeds from shares sold:
Class A	470,275
Class I	20,973,232
Cost of shares repurchased:
Class A	(9,801	)1
Class I	(39	)2
Net increase in net assets from capital transactions	21,433,667

Total increase in net assets	21,269,935

Net Assets:
Beginning of period	-
End of period	$21,269,935

Accumulated net investment loss	$(120,991)

Capital Share Transactions:
Net proceeds from shares sold:
Class A	46,680
Class I	2,103,393
Cost of shares repurchased:
Class A	(1,010)
Class I	(4)
Net increase in net assets from capital share transactions	2,149,059

* Commencement of operations.
1  Net of redemption fee proceeds of $199.
2  Net of redemption fee proceeds of $1.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 31, 2010*
	to April 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.08	)1
Net realized and unrealized gain on investments	0.00	2
Total from investment operations	(0.08)

Redemption fee proceeds	0.20

Net asset value, end of period	$10.12

Total return3	1.20	%4

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$462

Ratio of expenses to average net assets:
Before fees waived	3.92	%5, 6
After fees waived	3.03	%5, 6
Ratio of net investment loss to average net assets:
Before fees waived	(3.19	)%5, 7
After fees waived	(2.30	)%5, 7
Portfolio turnover rate	86	%4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
Includes dividend and interest expense on securities sold short. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.39%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

7
Includes dividend and interest expense on securities sold short. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.66)%; the ratio of net investment income to average net assets after fees waived would have been (1.77)%.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 31, 2010*
	to April 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.07	)1
Net realized and unrealized gain on investments	(0.04)
Total from investment operations	(0.11)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.89

Total return	(1.10	)%3

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,808

Ratio of expenses to average net assets:
Before fees waived	3.67	%4, 5
After fees waived	2.78	%4, 5
Ratio of net investment loss to average net assets:
Before fees waived	(2.94	)%4, 6
After fees waived	(2.05	)%4, 6
Portfolio turnover rate	86	%3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividend and interest expense on securities sold short. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.14%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

6
Includes dividend and interest expense on securities sold short. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.41)%; the ratio of net investment income to average net assets after fees waived would have been (1.52)%.

See accompanying Notes to Financial Statements.

361° Absolute Alpha Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

Note 1 – Organization
361° Absolute Alpha Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period December 31, 2010 (commencement of operations) through April 30, 2011 were as follows:

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

	Number of Contracts	Premiums Amount
Outstanding at December 31, 2010 (commencement of operations)	-	$-
Options written	293	33,800
Options closed	(156)	(19,305)
Options expired	(137)	(14,495)
Outstanding at April 30, 2011	-	$-

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

The Fund incurred offering costs of approximately $32,458, which are being amortized over a one-year period from December 31, 2010 (commencement of operations).

In conjunction with the use of securities sold short, written options or futures, the Fund may be required to maintain collateral in various forms.  At April 30, 2011, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.60% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until December 31, 2011, and may be terminated by the Trust’s Board of Trustees.  For the period December 31, 2010 (commencement of operations) through April 30, 2011, the Advisor waived $52,465 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At April 30, 2011, the amount of these potentially recoverable expenses was $52,465.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 30, 2011, the Advisor may recapture a portion of the $52,465 no later than October 31, 2014.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

The Advisor engages investment managers (“sub-advisors) to manage the Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period December 31, 2010 (commencement of operations) through April 30, 2011, there were no selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2010 (commencement of operations) through April 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2010 (commencement of operations) through April 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2011, the gross unrealized appreciation (depreciation) of investments and options, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,769,531

Gross unrealized appreciation	$1,674,591
Gross unrealized depreciation	(759,715)
Net unrealized appreciation	$914,876

Proceeds from securities sold short	$(15,639,295)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period December 31, 2010 (commencement of operations) through April 30, 2011, the Fund received $200 in redemption fees from Class A shares.

Note 6 - Investment Transactions
For the period December 31, 2010 (commencement of operations) through April 30, 2011, purchases and sales of investments, excluding short-term investments, futures, securities sold short and swap contracts, were $32,253,971 and $13,747,547, respectively.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period December 31, 2010 (commencement of operations) through April 30, 2011, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Common Stocks1	$13,906,259	$-	$-	$13,906,259
Exchange Traded Portfolios	5,249,519	-	-	5,249,519
Other Pooled Investment Vehicles	-	260,546	-	260,546
Short-Term Investments	2,268,084	-	-	2,268,084
Total Assets	$21,423,862	$260,546	$-	$21,684,408

Liabilities Table
Securities Sold Short
Exchange Traded Portfolios	16,261,436	-	-	16,261,436
Total Liabilities	$16,261,436	$-	$-	$16,261,436

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures and options during the period December 31, 2010 (commencement of operations) through April 30, 2011.

The Fund did not hold any derivatives as of April 30, 2011.

The effects of derivative instruments on the Statement of Operations for the period December 31, 2010 (commencement of operations) through April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Purchased Options	Written Options	Total
Equity contracts	$(168,110)	$(81,681)	$21,798	$(227,993)
Total	$(168,110)	$(81,681)	$21,798	$(227,993)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures Contracts	Purchased Options	Written Options	Total
Equity contracts	$-	$-	$-	$-
Total	$-	$-	$-	$-

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2011 (Unaudited) – Continued

Note 12 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

361° Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreements

At an in-person meeting held on December 8 & 9, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361° Capital, LLC (“361°”) with respect to the 361° Absolute Alpha Fund series of the Trust (the “Fund”) for an initial two-year term.  In addition, the Board and the Independent Trustees reviewed and unanimously approved the sub-advisory agreements for the Fund (the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Fund Advisory Agreements”) with BRC Investment Capital, LLC (“BRC”) and Tributary Capital Management, LLC (“Tributary”).  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each of the Advisory Agreement and the Sub-Advisory Agreements are in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Fund Advisory Agreements from 361°, BRC and Tributary and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by 361° to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of 361°’s, BRC’s and Tributary’s policies, including their codes of ethics and compliance manuals.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board's consideration of the proposed approval of the Fund Advisory Agreements.  At the meeting, representatives of 361° made a presentation to the Board and discussed certain information it had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of 361°.  Before voting the Independent Trustees discussed approval of the Fund Advisory Agreements in a private session at which no representatives of 361° were present.

In approving the Fund Advisory Agreements, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Fund Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by 361°, BRC and Tributary and discussed the specific responsibilities of 361°, BRC and Tributary under the Fund Advisory Agreements.  The Board noted that 361° would be actively managing a significant portion of the portfolio and monitoring and supervising BRC and Tributary with respect to their respective portions of the Fund.  They also considered a report from 361° on the background, qualifications, and experience of 361°’s, BRC’s and Tributary’s key portfolio management and operational personnel, and certain of their proposed operations, policies and procedures.  In addition, they considered information regarding the resources that 361°, BRC and Tributary would commit to managing the Fund, including information about the personnel who would be involved in managing the Fund’s investments.  They also considered information about 361°’s, BRC’s and Tributary’s investment philosophy and processes, their research processes and their brokerage and trading practices.  The Board reviewed the back tested performance report provided by 361° using strategies that would be used with respect to the Fund, and noted that the performance of the hypothetical product had outperformed the HFN Long/Short Equity Index and the MSCI AC World Index for the year-to-date through September 30, 2010, and for 2008, although the product had underperformed relative to those measures for 2009.  The Board considered the performance of BRC’s large cap concentrated equity product, noting that it had outperformed the S&P 500 Index for the three-, five-, seven- and ten-year periods ended September 30, 2010.  The Board also considered the performance of Tributary’s small cap equity product and noted that it had outperformed the Russell 2000 and Russell 2000 Value Indexes for the one-, three-, five- and ten-year periods ended September 30, 2010.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by 361°, BRC and Tributary were satisfactory.

361° Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee and overall estimated total expenses to be paid by the Fund were higher than the averages of funds in its peer group, but that the advisory fee was equal to the median in the Fund’s peer group.  The Board also considered the fees charged by 361° to its other clients, noting that although those fees were generally lower, the Fund’s investments included alternative investments.  The Board also considered that 361° would agree to limit the Fund’s total expenses to 2.50% and 2.25% of average daily net assets for Class A and Class I, respectively, until December 31, 2011.  The Board noted that the sub-advisory fees to be charged by BRC were the same as the fees it charges other large cap equity clients.  The Board also noted that the sub-advisory fees to be charged by Tributary were slightly lower than the fees it charges to another mutual fund it manages using the small cap equity style and to other institutional small cap equity clients.  The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by 361°, BRC and Tributary.

Profitability of Fund Advisory Agreements

The Board reviewed 361°’s estimated profitability with respect to the Fund and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from 361°, BRC and Tributary’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement and the Sub-Advisory Agreements for an initial two-year term.

FUND INFORMATION

	TICKER	CUSIP
361° Absolute Alpha Fund – Class A	AAFAX	461 418 527
361° Absolute Alpha Fund – Class I	AAFIX	461 418 519

Privacy Principles of the 361° Absolute Alpha Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361° Absolute Alpha Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

361° Absolute Alpha Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   July 6, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date   July 6, 2011